Supplemental Financial Information - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Supplemental Financial Information [Line Items]
Decrease in depreciation	$ (26,000,000)
Profit on foreign exchange differences	4,000,000		(4,000,000)
Net investment in U.S. dollar functional currency	1,700,000,000
F/X result on net investment hedge instruments	(214,000,000)	68,000,000
Purchase of non-controlling interest shares		12,000,000
USD Notes [Member] | Net Investment Hedge [Member]
Supplemental Financial Information [Line Items]
F/X result on net investment hedge instruments	214,000,000	68,000,000	26,000,000
Current Estimate [Member]
Supplemental Financial Information [Line Items]
Estimated useful life of machinery and equipment	Ten years
Previous Estimate [Member]
Supplemental Financial Information [Line Items]
Estimated useful life of machinery and equipment	Five to seven years
Less Than [Member]
Supplemental Financial Information [Line Items]
Profit on foreign exchange differences		(1,000,000)
Jilin Sino-Microelectronics Co. Ltd. [Member]
Supplemental Financial Information [Line Items]
Purchase of non-controlling interest shares		$ 12,000,000
Percentage of acquisition		40.00%